UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22410

T. Rowe Price Real Assets Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

    (a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Real Assets Fund

Investor Class (PRAFX)

This annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Investor Class	$107	0.93%

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025. Though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics, markets sustained a meaningful rally through the remainder of the year due to an artificial intelligence boom, dovish central bank moves, and avoidance of worst-case scenarios in many geopolitical conflicts. Natural resources equities advanced. While oil fell as output increased into an uncertain demand environment, base metals rose and precious metals surged, with gold and silver pushing to record highs on safe-haven demand. Global real estate equities also advanced during the year.

  Versus the MSCI All Country World Index Net, an overweight allocation to the metals and mining industry boosted relative results. Cash management throughout the period also benefited relative results.

  Conversely, security selection among global real estate equities weighed on relative results. Security selection within precious metals also detracted during the period.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	10,972	10,024
2016	11,901	10,123
2016	12,254	10,660
2016	12,102	10,786
2017	12,395	11,532
2017	12,215	12,024
2017	12,677	12,647
2017	13,370	13,372
2018	12,764	13,244
2018	13,324	13,314
2018	13,198	13,884
2018	11,830	12,113
2019	13,365	13,588
2019	13,518	14,079
2019	13,330	14,075
2019	14,148	15,335
2020	10,439	12,059
2020	12,534	14,376
2020	13,040	15,545
2020	15,137	17,828
2021	16,358	18,643
2021	17,713	20,021
2021	17,249	19,810
2021	19,030	21,133
2022	19,677	20,000
2022	16,144	16,868
2022	15,075	15,717
2022	17,078	17,252
2023	17,494	18,512
2023	17,267	19,656
2023	16,662	18,987
2023	18,205	21,082
2024	18,717	22,810
2024	18,474	23,464
2024	20,189	25,016
2024	18,266	24,769
2025	19,305	24,441
2025	19,942	27,258
2025	22,514	29,336
2025	23,648	30,302

202501-4140694, 202601-5113350

F176-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Assets Fund (Investor Class)	29.47%	9.33%	8.99%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.34	11.19	11.72

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,734,978
  Number of Portfolio Holdings349
  Investment Advisory Fees Paid (000s)$7,624
  Portfolio Turnover Rate48.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Precious: Gold & Silver	17.6%
Diversified Metals & Mining	7.2
Reits: Industrial	6.6
Reits: Apartment/Residential	6.4
Reits: Healthcare	5.1
Integrated Oil & Gas	4.9
Base Metals: Copper	4.6
Reits: Data Centers	3.6
Oil & Gas: Storage & Transportation	2.6
Other	41.4

Top Ten Holdings (as a % of Net Assets)

Welltower	3.2%
Equinix	2.5
Prologis	2.3
Barrick Mining	2.2
BHP Group	1.9
Agnico Eagle Mines	1.7
Freeport-McMoRan	1.6
Simon Property Group	1.5
Franco-Nevada	1.4
Kobold Metals	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Assets Fund

Investor Class (PRAFX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Real Assets Fund

I Class (PRIKX)

This annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - I Class	$77	0.67%

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025. Though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics, markets sustained a meaningful rally through the remainder of the year due to an artificial intelligence boom, dovish central bank moves, and avoidance of worst-case scenarios in many geopolitical conflicts. Natural resources equities advanced. While oil fell as output increased into an uncertain demand environment, base metals rose and precious metals surged, with gold and silver pushing to record highs on safe-haven demand. Global real estate equities also advanced during the year.

  Versus the MSCI All Country World Index Net, an overweight allocation to the metals and mining industry boosted relative results. Cash management throughout the period also benefited relative results.

  Conversely, security selection among global real estate equities weighed on relative results. Security selection within precious metals also detracted during the period.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory/Strategy Benchmark
2015	500,000	500,000
2016	548,619	501,191
2016	595,028	506,147
2016	613,260	532,982
2016	605,681	539,321
2017	620,357	576,579
2017	611,890	601,217
2017	635,033	632,373
2017	670,352	668,608
2018	639,934	662,179
2018	668,631	665,712
2018	662,317	694,184
2018	594,174	605,663
2019	670,804	679,402
2019	679,056	703,942
2019	669,625	703,759
2019	711,328	766,753
2020	525,158	602,935
2020	630,674	718,812
2020	656,750	777,254
2020	762,381	891,388
2021	824,162	932,137
2021	892,739	1,001,052
2021	869,880	990,498
2021	960,718	1,056,628
2022	993,519	999,984
2022	815,632	843,381
2022	762,014	785,865
2022	863,582	862,589
2023	885,510	925,608
2023	874,546	982,785
2023	844,879	949,345
2023	922,916	1,054,099
2024	949,886	1,140,497
2024	938,045	1,173,221
2024	1,025,535	1,250,816
2024	928,481	1,238,447
2025	982,073	1,222,044
2025	1,014,898	1,362,904
2025	1,146,868	1,466,796
2025	1,205,183	1,515,084

202501-4140694, 202601-5113350

F522-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Real Assets Fund (I Class)	29.80%	9.59%	9.20%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.34	11.19	11.72

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,734,978
  Number of Portfolio Holdings349
  Investment Advisory Fees Paid (000s)$7,624
  Portfolio Turnover Rate48.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Precious: Gold & Silver	17.6%
Diversified Metals & Mining	7.2
Reits: Industrial	6.6
Reits: Apartment/Residential	6.4
Reits: Healthcare	5.1
Integrated Oil & Gas	4.9
Base Metals: Copper	4.6
Reits: Data Centers	3.6
Oil & Gas: Storage & Transportation	2.6
Other	41.4

Top Ten Holdings (as a % of Net Assets)

Welltower	3.2%
Equinix	2.5
Prologis	2.3
Barrick Mining	2.2
BHP Group	1.9
Agnico Eagle Mines	1.7
Freeport-McMoRan	1.6
Simon Property Group	1.5
Franco-Nevada	1.4
Kobold Metals	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Assets Fund

I Class (PRIKX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Real Assets Fund

Z Class (TRZRX)

This annual shareholder report contains important information about Real Assets Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Assets Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Global equities delivered strong returns in 2025. Though heightened uncertainty and volatility dominated the first half of the year amid the Trump administration’s rapidly shifting policies on tariffs and geopolitics, markets sustained a meaningful rally through the remainder of the year due to an artificial intelligence boom, dovish central bank moves, and avoidance of worst-case scenarios in many geopolitical conflicts. Natural resources equities advanced. While oil fell as output increased into an uncertain demand environment, base metals rose and precious metals surged, with gold and silver pushing to record highs on safe-haven demand. Global real estate equities also advanced during the year.

  Versus the MSCI All Country World Index Net, an overweight allocation to the metals and mining industry boosted relative results. Cash management throughout the period also benefited relative results.

  Conversely, security selection among global real estate equities weighed on relative results. Security selection within precious metals also detracted during the period.

  The fund seeks long-term growth of capital by normally investing at least 80% of its net assets in "real assets" and securities of companies that are engaged in activities related to, or have substantial ownership of, real assets. This can include any assets that have physical properties, such as natural resources, real estate, and commodities.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
3/31/20	10,743	10,810
6/30/20	12,924	12,888
9/30/20	13,482	13,936
12/31/20	15,691	15,982
3/31/21	16,984	16,713
6/30/21	18,429	17,948
9/30/21	17,985	17,759
12/31/21	19,891	18,945
3/31/22	20,606	17,929
6/30/22	16,949	15,121
9/30/22	15,868	14,090
12/31/22	18,014	15,466
3/31/23	18,495	16,596
6/30/23	18,295	17,621
9/30/23	17,706	17,021
12/31/23	19,372	18,899
3/31/24	19,975	20,448
6/30/24	19,756	21,035
9/30/24	21,648	22,426
12/31/24	19,619	22,205
3/31/25	20,784	21,910
6/30/25	21,515	24,436
9/30/25	24,352	26,299
12/31/25	25,637	27,164

202501-4140694, 202601-5113350

F1266-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Real Assets Fund (Z Class)	30.68%	10.32%	17.64%
MSCI All Country World Index Net (Regulatory/Strategy Benchmark)	22.34	11.19	18.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$10,734,978
  Number of Portfolio Holdings349
  Investment Advisory Fees Paid (000s)$7,624
  Portfolio Turnover Rate48.3%

What did the fund invest in?

Industry Allocation (as a % of Net Assets)

Precious: Gold & Silver	17.6%
Diversified Metals & Mining	7.2
Reits: Industrial	6.6
Reits: Apartment/Residential	6.4
Reits: Healthcare	5.1
Integrated Oil & Gas	4.9
Base Metals: Copper	4.6
Reits: Data Centers	3.6
Oil & Gas: Storage & Transportation	2.6
Other	41.4

Top Ten Holdings (as a % of Net Assets)

Welltower	3.2%
Equinix	2.5
Prologis	2.3
Barrick Mining	2.2
BHP Group	1.9
Agnico Eagle Mines	1.7
Freeport-McMoRan	1.6
Simon Property Group	1.5
Franco-Nevada	1.4
Kobold Metals	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Real Assets Fund

Z Class (TRZRX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	9,125	9,200
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRAFX Real Assets Fund
PRIKX Real Assets Fund–
.
I Class
TRZRX Real Assets Fund–
.
Z Class

T. ROWE PRICE Real Assets Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 14 .06 $ 14 .22 $ 13 .55 $ 15 .30 $ 12 .40
Investment activities
Net investment income
(1)(2)
0 .29 0 .25 0 .32 0 .41 0 .29
Net realized and unrealized
gain/loss 3 .85 ( 0 .19 ) 0 .57 ( 1 .97 ) 2 .89
Total from investment
activities 4 .14 0 .06 0 .89 ( 1 .56 ) 3 .18
Distributions
Net investment income ( 0 .52 ) ( 0 .22 ) ( 0 .22 ) ( 0 .19 ) ( 0 .28 )
NET ASSET VALUE
End of period $ 17 .68 $ 14 .06 $ 14 .22 $ 13 .55 $ 15 .30
Ratios/Supplemental Data
Total return
(2)(3)
29 .47% 0 .33% 6 .60% ( 10 .26 ) % 25 .72%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .93% 0 .90% 0 .95% 0 .92% 0 .84%
Net expenses after
waivers/payments by Price
Associates 0 .93% 0 .90% 0 .95% 0 .92% 0 .84%
Net investment income 1 .84% 1 .72% 2 .34% 2 .91% 2 .03%
Portfolio turnover rate 48 .3% 41 .3% 65 .1% 47 .8% 55 .7%
Net assets, end of period (in
millions) $94 $81 $142 $145 $323
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Assets Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 13 .86 $ 14 .03 $ 13 .39 $ 15 .23 $ 12 .34
Investment activities
Net investment income
(1)(2)
0 .33 0 .29 0 .34 0 .38 0 .31
Net realized and unrealized
gain/loss 3 .80 ( 0 .19 ) 0 .57 ( 1 .91 ) 2 .89
Total from investment
activities 4 .13 0 .10 0 .91 ( 1 .53 ) 3 .20
Distributions
Net investment income ( 0 .58 ) ( 0 .27 ) ( 0 .27 ) ( 0 .31 ) ( 0 .31 )
NET ASSET VALUE
End of period $ 17 .41 $ 13 .86 $ 14 .03 $ 13 .39 $ 15 .23
Ratios/Supplemental Data
Total return
(2)(3)
29 .80% 0 .60% 6 .87% ( 10 .11 ) % 26 .02%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .67% 0 .67% 0 .69% 0 .68% 0 .67%
Net expenses after
waivers/payments by Price
Associates 0 .67% 0 .67% 0 .69% 0 .68% 0 .67%
Net investment income 2 .12% 2 .00% 2 .54% 2 .76% 2 .19%
Portfolio turnover rate 48 .3% 41 .3% 65 .1% 47 .8% 55 .7%
Net assets, end of period (in
thousands) $1,411,580 $1,250,513 $1,153,256 $822,109 $508,942
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Assets Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 13 .97 $ 14 .13 $ 13 .47 $ 15 .28 $ 12 .38
Investment activities
Net investment income
(1)(2)
0 .44 0 .39 0 .44 0 .50 0 .41
Net realized and unrealized
gain/loss 3 .84 ( 0 .19 ) 0 .56 ( 1 .93 ) 2 .89
Total from investment
activities 4 .28 0 .20 1 .00 ( 1 .43 ) 3 .30
Distributions
Net investment income ( 0 .68 ) ( 0 .36 ) ( 0 .34 ) ( 0 .38 ) ( 0 .40 )
NET ASSET VALUE
End of period $ 17 .57 $ 13 .97 $ 14 .13 $ 13 .47 $ 15 .28
Ratios/Supplemental Data
Total return
(2)(3)
30 .68% 1 .28% 7 .54% ( 9 .43 ) % 26 .76%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0 .65% 0 .65% 0 .66% 0 .65% 0 .65%
Net expenses after
waivers/payments by Price
Associates 0 .00% 0 .00% 0 .00% 0 .00% 0 .00%
Net investment income 2 .79% 2 .67% 3 .24% 3 .57% 2 .88%
Portfolio turnover rate 48 .3% 41 .3% 65 .1% 47 .8% 55 .7%
Net assets, end of period (in
millions) $9,229 $8,590 $8,355 $5,657 $4,113
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Real Assets Fund
December 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.2%
AGRICULTURE  1.5%
Other Agricultural & Food Products  0.2%
Corteva  275,130 18,442
18,442
Paper & Forest Products  1.3%
International Paper  768,571 30,274
Louisiana-Pacific  303,605 24,519
Packaging Corp. of America  154,934 31,952
Stora Enso, Class R (EUR)  1,837,961 22,948
UPM-Kymmene (EUR)  571,625 16,525
West Fraser Timber (CAD)  293,514 17,957
144,175
Total Agriculture 162,617
CHEMICALS  1.8%
Chemicals: Fertilizers & Agricultural  0.0%
Farmers Business Network, Acquisition Date: 11/3/17,
Cost $1,985 (1)(2)(3) 107,511 —
—
Chemicals: Industrial Gases  1.2%
Air Liquide (EUR)  253,285 47,606
Linde  188,815 80,509
128,115
Chemicals: Specialty  0.6%
RPM International  158,833 16,519
Sherwin-Williams  127,310 41,252
Syensqo (EUR)  88,948 7,124
64,895
Total Chemicals 193,010
ENERGY  15.8%
Exploration & Production: Non-U.S. Oil & Gas  1.7%
Advantage Energy (CAD) (2)(4) 1,280,920 10,956
ARC Resources (CAD) (4) 1,384,400 25,972
Canadian Natural Resources (CAD) (4) 1,875,689 63,532
Headwater Exploration (CAD) (4) 2,138,400 14,598
Kelt Exploration (CAD) (2)(4) 2,794,245 15,615
Tamarack Valley Energy (CAD) (4) 2,611,774 15,185
Tourmaline Oil (CAD) (4) 673,692 30,221

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Var Energi (NOK)  2,313,260 7,563
183,642
Exploration & Production: U.S. Mixed  1.1%
EQT  733,717 39,327
Expand Energy  316,099 34,885
Range Resources  604,329 21,309
Viper Energy, Class A  536,140 20,711
116,232
Exploration & Production: U.S. Oil  1.9%
ConocoPhillips  1,106,234 103,555
Diamondback Energy  185,654 27,909
EOG Resources  173,337 18,202
Ovintiv  643,295 25,211
Permian Resources  1,547,416 21,710
Vista Energy, ADR (2)(4) 254,563 12,387
208,974
Integrated Oil & Gas  4.9%
BP (GBP)  4,595,923 26,803
Chevron  873,599 133,145
Exxon Mobil  1,070,091 128,775
Shell (GBP)  3,780,432 139,318
Suncor Energy (CAD)  1,133,991 50,332
TotalEnergies (EUR)  747,804 48,755
527,128
Oil & Gas: Drilling  0.2%
Precision Drilling (CAD) (2)(4) 225,807 16,203
16,203
Oil & Gas: Equipment & Services  2.5%
Baker Hughes  1,166,955 53,143
Energy Reservoir Holdings, Class A-1, Acquisition Date:
4/30/19, Cost $2,530 (1)(2)(3)(5) 2,530,088 1,164
Expro Group Holdings (2) 1,486,807 19,849
Kodiak Gas Services  414,723 15,511
NOV  1,315,341 20,559
SLB  1,488,421 57,126
TechnipFMC  1,012,153 45,101
Tenaris, ADR (4) 438,890 16,875
Weatherford International  458,861 35,910
265,238
Oil & Gas: Refining & Marketing  0.9%
Phillips 66  295,581 38,142

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Valero Energy  361,623 58,868
97,010
Oil & Gas: Storage & Transportation  2.6%
Enbridge (4) 1,475,508 70,574
Kinder Morgan  628,847 17,287
ONEOK  510,093 37,492
South Bow (CAD) (4) 802,424 22,070
Targa Resources  258,447 47,683
Williams  1,316,273 79,121
274,227
Total Energy 1,688,654
FINANCIALS  0.1%
Other Diversified Financial Services  0.1%
Talon Capital (2) 663,485 6,821
Talon Capital Sponsor, Class A, Acquisition Date: 9/2/25,
Cost $594 (1)(2)(3) 237,610 594
Total Financials 7,415
INDUSTRIALS  2.6%
Aerospace & Defense  0.0%
Firefly Aerospace (2) 227,151 5,081
5,081
Construction: Cement & Aggregates  0.2%
Holcim (CHF)  228,528 22,247
22,247
Construction: Const. & Engineering  0.1%
SPIE (EUR)  224,819 12,961
12,961
Construction: Farm Machinery  0.7%
Caterpillar  76,121 43,608
KION Group (EUR)  299,193 23,641
Sany Heavy Industry, Class H (HKD) (2) 3,399,600 9,872
77,121
Construction: Materials  0.4%
Heidelberg Materials (EUR)  110,153 28,558
Knife River (2) 237,752 16,726
45,284
Electrical Components & Equipment  0.5%
Bel Fuse, Class B (4) 51,077 8,664
Fujikura (JPY)  140,800 15,614

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hubbell  39,700 17,631
nVent Electric  156,098 15,918
57,827
Industrial Machinery  0.4%
Interpump Group (EUR)  388,508 21,133
Mitsubishi Heavy Industries (JPY)  756,200 18,461
39,594
Semiconductors: Equipment Manufacturers  0.3%
Qnity Electronics  209,808 17,131
Shoals Technologies Group, Class A (2) 1,700,300 14,452
31,583
Total Industrials 291,698
METALS & MINING  37.0%
Base Metals: Aluminum  0.8%
Aluminium Bahrain (BHD)  2,616,873 7,658
Aluminum Corp. of China, Class H (HKD)  10,830,000 16,954
China Hongqiao Group (HKD)  6,207,500 26,070
Hindalco Industries (INR)  1,349,533 13,319
Norsk Hydro (NOK)  1,162,276 8,972
Yunnan Aluminium, A Shares (CNH)  1,816,700 8,534
81,507
Base Metals: Copper  4.6%
Antofagasta (GBP)  722,584 31,740
Boliden (SEK) (2) 183,196 10,148
Capstone Copper (CAD) (2) 3,238,203 32,511
ERO Copper (CAD) (2)(4) 918,407 25,982
First Quantum Minerals (CAD) (2)(4) 2,307,925 61,879
Freeport-McMoRan  3,306,421 167,933
Grupo Mexico, Series B (MXN)  3,709,264 34,933
Ivanhoe Mines, Class A (CAD) (2)(4) 2,110,111 23,998
KGHM Polska Miedz (PLN) (2) 49,755 3,866
Lundin Mining (CAD) (4) 345,473 7,425
NGEx Minerals (CAD) (2)(4) 1,781,730 33,232
Southern Copper  388,296 55,709
489,356
Base Metals: Iron Ore  0.5%
Fortescue (AUD)  341,985 5,001
Vale (BRL)  3,420,492 44,661
49,662

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Coal: Metallurgical  0.3%
Warrior Met Coal  342,859 30,230
30,230
Diversified Metals & Mining  6.7%
Alcoa  380,311 20,210
Anglo American (GBP)  1,921,617 79,483
BHP Group (AUD)  6,745,523 203,574
Carpenter Technology  86,050 27,092
Champion Iron (AUD) (4) 5,118,095 20,614
CMOC Group, Class H (HKD)  8,145,000 20,236
Glencore (GBP)  17,195,541 94,002
Iluka Resources (AUD) (4) 4,029,049 15,489
Ivanhoe Electric (2) 1,757,442 28,084
Ivanhoe Electric, Warrants, 2/11/26 (2) 786,226 7,060
LunR Royalties (CAD) (2)(4) 342,597 3,257
Lynas Rare Earths (AUD) (2) 842,673 6,911
MP Materials (2)(4) 257,297 12,999
Rio Tinto (GBP)  1,313,604 105,812
Saudi Arabian Mining (SAR) (2) 899,378 14,609
Sovereign Metals (AUD) (2)(4) 3,689,591 1,423
Teck Resources, Class B  963,181 46,127
thyssenkrupp (EUR)  844,928 9,084
716,066
Platinum Group Metals  0.0%
Southern Palladium (AUD) (2)(4) 1,201,349 1,856
1,856
Precious: Diamonds  0.0%
Alrosa (RUB) (1)(2) 19,084,530 —
—
Precious: Gold & Silver  17.6%
Agnico Eagle Mines (CAD)  899,200 152,488
Agnico Eagle Mines  183,165 31,052
Alamos Gold, Class A (CAD)  1,873,540 72,345
Alamos Gold, Class A (4) 385,399 14,869
Americas Gold & Silver (CAD) (2)(4) 3,855,578 19,776
Americas Gold & Silver (2) 3,227,830 15,669
Anglogold Ashanti (ZAR)  1,241,682 106,933
Aris Mining (CAD) (2)(4) 1,161,141 18,831
Artemis Gold (CAD) (2) 1,989,541 53,183
Asante Gold (CAD) (2)(4) 4,866,527 5,850
Ausgold (AUD) (2) 16,027,269 11,685

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
B2Gold (CAD) (4) 4,176,235 18,804
Barrick Mining (CAD)  5,524,740 240,665
Benz Mining, CDI (AUD) (2) 4,522,883 5,324
Capricorn Metals (AUD) (2) 3,864,077 36,560
Coeur Mining (2) 626,570 11,172
Discovery Silver (CAD) (2)(4) 5,092,214 31,090
DPM Metals (CAD)  235,743 7,286
Dundee Corporation, Warrants, 12/16/26 (CAD) (2) 944,462 —
Emerald Resources (AUD) (2) 9,504,541 39,536
Endeavour Silver (CAD) (2)(4) 184,727 1,738
Equinox Gold (CAD) (2)(4) 807,803 11,353
Evolution Mining (AUD)  1,134,967 9,498
First Mining Gold (CAD) (2)(4) 12,208,137 4,714
Franco-Nevada (CAD)  711,368 147,456
G Mining Ventures (CAD) (2) 1,385,293 41,875
Genesis Minerals (AUD) (2)(4) 1,500,050 7,176
Gold Fields (ZAR)  2,041,278 89,005
Gold Royalty (2) 419,879 1,696
Harmony Gold Mining (ZAR)  944,692 18,952
Kinross Gold (CAD)  3,104,019 87,430
Lundin Gold (CAD) (4) 285,746 23,737
Meridian Mining (CAD) (2) 7,074,061 7,834
Montage Gold (CAD) (2) 461,314 3,321
New Found Gold (CAD) (2) 3,985,489 11,789
Newmont  563,955 56,311
Northern Star Resources (AUD)  2,492,819 43,868
Omai Gold Mines (CAD) (2) 8,255,437 8,421
OR Royalties (CAD) (4) 1,564,822 55,431
Polyus (RUB) (1)(2) 289,290 —
Polyus (1)(2) 341,320 —
Predictive Discovery (AUD) (2) 33,724,745 16,372
Ramelius Resources (AUD) (4) 3,000,493 8,253
Robex Resources (CAD) (2)(4) 2,123,140 8,090
Robex Resources, CDI (AUD) (2) 670,247 2,538
Royal Gold  18,701 4,157
Skeena Resources (CAD) (2) 1,895,343 45,017
Snowline Gold (CAD) (2) 4,006,860 50,679
Torex Gold Resources (CAD) (4) 124,469 5,943
Turaco Gold (AUD) (2)(4) 31,506,461 17,425
Unico Silver (AUD) (2) 1,163,706 666
Wheaton Precious Metals (CAD)  722,465 84,935
Zhongjin Gold, A Shares (CNH)  3,796,100 12,650
Zijin Gold International (HKD) (2) 1,131,761 21,196

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Zijin Mining Group, Class H (HKD)  19,610,000 89,783
1,892,427
Precious: Other  1.4%
Northam Platinum Holdings (ZAR)  1,275,898 25,892
Sibanye Stillwater (ZAR) (2) 9,899,979 36,093
Valterra Platinum (ZAR)  1,073,881 90,946
152,931
Steel: Chinese/Other  0.4%
China Steel (TWD)  11,147,000 6,735
Hoa Phat Group (VND) (2) 29,163,900 29,226
Jindal Stainless (INR)  533,197 4,983
40,944
Steel: European  0.3%
ArcelorMittal (EUR)  626,991 28,791
28,791
Steel: Indian  0.4%
Jindal Steel (INR)  593,465 6,958
JSW Steel (INR)  849,399 11,017
Tata Steel (INR)  12,445,659 24,932
42,907
Steel: Japanese/Korean  0.5%
JFE Holdings (JPY)  421,600 5,375
Nippon Steel (JPY)  7,999,100 32,733
POSCO Holdings (KRW)  91,064 19,305
57,413
Steel: United States  1.9%
Nucor  373,950 60,995
Reliance  183,820 53,100
Steel Dynamics  511,844 86,732
200,827
Uranium  1.6%
Cameco  596,922 54,612
Centrus Energy, Class A (2)(4) 57,900 14,056
Energy Fuels (2)(4) 1,800,941 26,186
NAC Kazatomprom, GDR  265,722 14,777
Uranium Energy (2) 5,733,342 66,965
176,596
Total Metals & Mining 3,961,513

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
OTHER  1.0%
Privates  1.0%
Impala Platinum Holdings (ZAR)  4,096,736 64,381
Industrias Penoles (MXN) (2) 705,925 37,084
Sortera Technologies, Series C-2, Warrants, 6/27/28,
Acquisition Date: 9/22/25, Cost $— (1)(2)(3) 9,065 —
Verai Discoveries, Series A1, Acquisition Date: 10/17/22,
Cost $1,258 (1)(2)(3) 62,199 2,815
Total Other 104,280
REAL ESTATE  34.4%
Reits: Agriculture/Land  0.3%
Rayonier, REIT  1,050,867 22,751
Weyerhaeuser, REIT  318,266 7,540
30,291
Reits: Apartment/Residential  6.4%
American Homes 4 Rent, Class A, REIT  1,766,089 56,691
Apartment Investment & Management, Class A, REIT  578,315 3,435
AvalonBay Communities, REIT  555,984 100,806
Camden Property Trust, REIT  204,134 22,471
Canadian Apartment Properties REIT (CAD) (4) 600,196 16,123
Equity LifeStyle Properties, REIT  1,411,931 85,577
Equity Residential, REIT  1,390,543 87,660
Essex Property Trust, REIT  420,341 109,995
Kojamo (EUR) (2) 2,842,092 34,099
LEG Immobilien (EUR)  305,642 22,292
Open House Group (JPY)  539,500 31,668
Persimmon (GBP)  1,401,395 25,616
Sun Communities, REIT  689,654 85,455
681,888
Reits: Data Centers  3.6%
Digital Core REIT Management  13,211,700 6,730
Digital Realty Trust, REIT  515,094 79,690
Equinix, REIT  349,195 267,539
Keppel DC REIT (SGD)  9,074,600 15,869
NTT DC REIT (2) 20,659,900 21,053
390,881
Reits: Diversified  1.4%
City Developments (SGD)  1,316,100 8,186
Kerry Properties (HKD)  5,802,000 15,123
Mirvac Group (AUD)  10,582,226 14,424
Mitsubishi Estate (JPY)  2,665,700 64,764

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Mitsui Fudosan (JPY)  960,800 10,919
Sun Hung Kai Properties (HKD)  2,088,000 25,424
Tokyo Tatemono (JPY) (4) 574,000 13,013
151,853
Reits: Healthcare  5.1%
Aedifica (EUR)  380,871 30,148
Alexandria Real Estate Equities, REIT  324,593 15,885
Healthcare Realty Trust, REIT (4) 1,623,720 27,522
Ventas, REIT  1,807,170 139,839
Welltower, REIT  1,822,203 338,219
551,613
Reits: Industrial  6.6%
EastGroup Properties, REIT  537,070 95,674
Goodman Group (AUD)  3,124,196 64,290
Kyushu Railway (JPY)  774,500 20,145
Lineage, REIT (4) 250,710 8,775
Nippon Prologis REIT (JPY)  21,525 12,749
Prologis, REIT  1,889,690 241,238
Rexford Industrial Realty, REIT  2,738,528 106,036
Segro (GBP)  5,201,558 50,393
Terreno Realty, REIT  1,243,671 73,016
Warehouses De Pauw (EUR)  1,392,007 36,099
708,415
Reits: Infrastructure  1.8%
American Tower, REIT  762,669 133,902
Crown Castle, REIT  622,233 55,298
SBA Communications, REIT  42,499 8,220
197,420
Reits: Lodging/Leisure  0.9%
Apple Hospitality REIT, REIT  1,521,621 18,031
Hilton Worldwide Holdings  42,152 12,108
InterContinental Hotels Group (GBP)  71,845 10,096
Invincible Investment (JPY) (4) 28,550 11,724
Marriott International, Class A  81,911 25,412
Pebblebrook Hotel Trust, REIT  2,036,131 23,049
100,420
Reits: Office  1.2%
Douglas Emmett, REIT  2,215,852 24,352
Japan Prime Realty Investment (JPY) (4) 22,878 15,437
Japan Real Estate Investment (JPY)  17,881 14,940
Kilroy Realty, REIT  405,782 15,164

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SL Green Realty, REIT  90,200 4,137
Swire Properties (HKD)  9,180,600 24,792
Vornado Realty Trust, REIT  1,064,821 35,437
134,259
Reits: Other  0.5%
CBRE Group, Class A (2) 67,457 10,847
Colliers International Group (4) 202,734 29,804
Cushman & Wakefield (2) 1,067,957 17,290
57,941
Reits: Regional Mall  2.0%
CapitaLand Integrated Commercial Trust (SGD)  10,220,144 18,969
Nexus Select Trust (INR)  7,607,838 13,110
Scentre Group (AUD)  8,599,830 24,040
Simon Property Group, REIT  847,326 156,849
212,968
Reits: Self Storage  2.3%
Big Yellow Group (GBP)  1,693,925 23,821
CubeSmart, REIT  1,947,076 70,192
Public Storage, REIT  351,950 91,331
Shurgard Self Storage (EUR)  74,576 2,563
Smartstop Self Storage REIT, REIT  1,781,542 55,121
243,028
Reits: Shopping Center  1.8%
Acadia Realty Trust, REIT  3,227,947 66,302
Federal Realty Investment Trust, REIT  236,097 23,799
Kimco Realty, REIT  432,784 8,772
Regency Centers, REIT  1,375,622 94,959
193,832
Reits: Triple Nets  0.5%
VICI Properties, REIT  1,933,692 54,375
54,375
Total Real Estate 3,709,184
UTILITIES  1.0%
Independent Power Producers & Energy Traders  0.4%
NRG Energy  71,219 11,341
Orsted (DKK) (2) 1,380,234 26,348
37,689
Utilities: Electric  0.5%
NextEra Energy  372,928 29,939

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Southern  255,826 22,308
52,247
Utilities: Multi  0.1%
Alliant Energy  159,756 10,386
10,386
Total Utilities 100,322
Total Common Stocks (Cost $7,389,402) 10,218,693
CONVERTIBLE PREFERRED STOCKS  2.0%
CHEMICALS  0.0%
Chemicals: Fertilizers & Agricultural  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $727 (1)(2)(3) 39,365 —
Total Chemicals —
INDUSTRIALS  0.0%
Electrical Components & Equipment  0.0%
Tonian Holdings, Series A, Non-Voting Units, Acquisition Date:
1/15/21, Cost $668 (1)(2)(3) 699,536 993
Tonian Holdings, Series A, Voting Units, Acquisition Date:
1/15/21, Cost $940 (1)(2)(3) 983,766 1,397
Total Industrials 2,390
METALS & MINING  0.5%
Diversified Metals & Mining  0.5%
Cyclic Materials, Series C, Acquisition Date: 12/11/25,
Cost $7,160 (1)(2)(3) 870,054 7,160
Kobold Metals, Series B-Prime, Acquisition Date: 3/21/23,
Cost $19,888 (1)(2)(3) 464,875 52,350
Total Metals & Mining 59,510
OTHER  1.4%
Privates  1.4%
Jetti Holdings, Series C, Acquisition Date: 5/24/21 - 6/30/21,
Cost $3,736 (1)(2)(3) 64,540 4,289
Jetti Holdings, Series D, Acquisition Date: 9/20/22 - 10/19/22,
Cost $33,521 (1)(2)(3) 252,242 33,521
Kobold Metals, Series B-1, Acquisition Date: 1/10/22,
Cost $18,268 (1)(2)(3) 666,457 75,051
Kobold Metals, Series B-Prime-1, Acquisition Date: 3/21/23,
Cost $6,053 (1)(2)(3) 141,490 15,933
Lilac Solutions, Series B, Acquisition Date: 9/8/21,
Cost $9,144 (1)(2)(3) 696,477 6,909

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Lilac Solutions, Series C-1, Acquisition Date: 11/21/22,
Cost $2,466 (1)(2)(3) 234,786 2,266
Sortera Technologies, Series C-1, Acquisition Date: 4/13/23 -
9/16/24, Cost $4,214 (1)(2)(3) 305,757 4,214
Verai Discoveries, Series A, Acquisition Date: 10/17/22,
Cost $2,464 (1)(2)(3) 121,855 5,515
Total Other 147,698
UTILITIES  0.1%
Renewable Electricty  0.1%
Form Energy, Series F, Acquisition Date: 10/4/24,
Cost $7,693 (1)(2)(3) 318,116 7,785
Total Utilities 7,785
Total Convertible Preferred Stocks (Cost $116,942) 217,383
EQUITY FUNDS  1.5%
Global X Copper Miners ETF  1,384,481 99,392
iShares U.S. Real Estate ETF (4) 731,666 68,696
Total Equity Funds (Cost $124,937) 168,088
PREFERRED STOCKS  0.1%
ENERGY  0.0%
Oil & Gas: Equipment & Services  0.0%
Energy Reservoir Holdings, Class A-3, Acquisition Date:
11/30/22, Cost $142 (1)(2)(3)(5) 141,772 174
Total Energy 174
OTHER  0.1%
Privates  0.1%
Sortera Technologies, Series PF2-1, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-10, Acquisition Date: 9/22/25
- 10/8/25, Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-11, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-12, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-13, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-14, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-15, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sortera Technologies, Series PF2-16, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-17, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-18, Acquisition Date: 10/8/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-19, Acquisition Date: 10/8/25,
Cost $492 (1)(2)(3) 747 492
Sortera Technologies, Series PF2-2, Acquisition Date: 9/22/25,
Cost $491 (1)(2)(3) 745 491
Sortera Technologies, Series PF2-3, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-4, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-5, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-6, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-7, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-8, Acquisition Date: 9/22/25,
Cost $490 (1)(2)(3) 745 490
Sortera Technologies, Series PF2-9, Acquisition Date: 9/22/25,
Cost $491 (1)(2)(3) 745 491
Total Other 9,314
Total Preferred Stocks (Cost $9,456) 9,488
SHORT-TERM INVESTMENTS  1.3%
Money Market Funds  0.8%
T. Rowe Price Government Reserve Fund, 3.77% (6)(7) 81,381,513 81,382
81,382
U.S. Treasury Obligations  0.5%
U.S. Treasury Bills, 3.516%, 6/4/26 (8) 5,000,000 4,926
U.S. Treasury Bills, 3.657%, 2/10/26 (8) 30,180,000 30,064
U.S. Treasury Bills, 3.831%, 1/22/26 (8) 10,305,000 10,285
U.S. Treasury Bills, 3.891%, 1/2/26  1,340,000 1,340
U.S. Treasury Bills, 3.901%, 1/8/26  3,550,000 3,548
50,163
Total Short-Term Investments (Cost $131,535) 131,545

T. ROWE PRICE Real Assets Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  1.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 0.9%
Money Market Funds 0.9%
T. Rowe Price Treasury Reserve Fund, 3.75% (6)(7) 92,762,247 92,762
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 92,762
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.3%
Money Market Funds 0.3%
T. Rowe Price Treasury Reserve Fund, 3.75% (6)(7) 34,858,143 34,858
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 34,858
Total Securities Lending Collateral (Cost $127,620) 127,620
Total Investments in Securities
101.3% of Net Assets
(Cost $7,899,892) $ 10,872,817
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $231,444 and represents 2.2% of net assets.
(4) See Note 4 . All or a portion of this security is on loan at December 31, 2025.
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
(7) Affiliated Companies

T. ROWE PRICE Real Assets Fund

.
.
.
.
.
.
.
.
.
.
(8) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
AUD Australian Dollar
BHD Bahrain Dinar
BRL Brazilian Real
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CNH Offshore China Renminbi
CPI Consumer Price Index
DKK Danish Krone
ETF Exchange-Traded Fund
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NOK Norwegian Krone
PLN Polish Zloty
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
RUB Russian Ruble
SAR Saudi Riyal
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VND Vietnam Dong
ZAR South African Rand

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
Bank of America, Receive Underlying
Reference: KraneShares CSI China
Internet ETF Monthly, Pay Variable
4.307% (SOFR + 0.60%) Monthly,
1/18/28 37,751 (2,377) — (2,377)
Goldman Sachs, Receive Underlying
Reference: MSCI AC World Metals &
Mining Monthly, Pay Variable 4.407%
(SOFR + 0.70%) Monthly, 1/16/26 76,247 2,962 — 2,962
Goldman Sachs, Receive Underlying
Reference: MSCI AC World Metals &
Mining Monthly, Pay Variable 4.547%
(SOFR + 0.84%) Monthly, 3/18/26 45,258 1,755 — 1,755
JPMorgan Chase, Receive Underlying
Reference: Global X Copper Miners ETF
Monthly, Pay Variable 4.057% (SOFR +
0.35%) Monthly, 1/18/28 40,745 1,722 — 1,722
Morgan Stanley, Receive Underlying
Reference: VanEck Junior Gold Miners
ETF Monthly, Pay Variable 4.107%
(SOFR + 0.40%) Monthly, 1/18/28 6,636 58 — 58
Morgan Stanley, Receive Underlying
Reference: VanEck Vectors Gold Miners
ETF Monthly, Pay Variable 4.107%
(SOFR + 0.40%) Monthly, 1/18/28 17,793 158 — 158
Total Bilateral Total Return Swaps — 4,278
Total Bilateral Swaps — 4,278
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Zero-Coupon Inflation Swaps 0.0%
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.311% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 18,882 375 — 375

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.325% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 19,421 340 — 340
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.327% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/29/55 19,961 342 — 342
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.330% at Maturity, Receive
Variable (Change in CPI) at Maturity,
4/28/55 18,341 307 — 307
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.470% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 23,347 (132) — (132)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.479% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 20,337 (145) — (145)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.482% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 28,617 (222) — (222)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.485% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 23,346 (191) — (191)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.489% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 41,956 (370) — (370)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.489% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/15/55 8,280 (74) — (74)

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
30 Year Zero-Coupon Inflation Swap
Pay Fixed 2.490% at Maturity, Receive
Variable (Change in CPI) at Maturity,
7/23/55 15,256 (138) — (138)
Total Centrally Cleared Zero-Coupon Inflation
Swaps 92
Total Centrally Cleared Swaps 92
Net payments (receipts) of variation margin to date 485
Variation margin receivable (payable) on centrally cleared swaps $ 577

T. ROWE PRICE Real Assets Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 1/15/26 NOK 930,080 USD 92,079 $ 195
Barclays Bank 1/15/26 EUR 93,042 USD 108,369 1,051
Barclays Bank 1/15/26 JPY 15,991,464 USD 102,428 (201)
Citibank 1/15/26 TRY 4,380,076 USD 99,974 900
Goldman Sachs 2/3/26 BRL 589,241 USD 107,807 (1,204)
RBC Dominion
Securities 1/15/26 KRW 183,948,465 USD 125,178 2,432
RBC Dominion
Securities 1/15/26 MXN 1,006,217 USD 54,889 908
Standard Chartered 1/15/26 AUD 41,135 USD 27,282 172
State Street 1/15/26 SEK 1,078,464 USD 114,890 2,345
Net unrealized gain (loss) on open forward
currency exchange contracts $ 6,598

T. ROWE PRICE Real Assets Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 558 Hang Seng China Enterprises Index
Futures 1/26 31,916 $ (109)
Short, 500 S&P/ASX 200 Index contracts 3/26 (72,374) (504)
Long, 138 TOPIX Index contracts 3/26 30,073 251
Net payments (receipts) of variation margin to date 223
Variation margin receivable (payable) on open futures contracts $ (139)

T. ROWE PRICE Real Assets Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 368++
T. Rowe Price Treasury Reserve Fund, 3.75% — — 3,572++
Totals $ —# $ — $ 3,940+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 98,506  ¤  ¤ $ 81,382
T. Rowe Price Treasury
Reserve Fund, 3.75% 189,703  ¤  ¤ 127,620
Total $ 209,002^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+
Investment income comprised
$3,940
of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $209,002.

T. ROWE PRICE Real Assets Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $7,899,892) $ 10,872,817
Receivable for investment securities sold 55,605
Dividends and interest receivable 20,006
Foreign currency (cost $8,827) 9,061
Unrealized gain on forward currency exchange contracts 8,003
Unrealized gain on bilateral swaps 6,655
Due from affiliates 5,210
Receivable for shares sold 4,580
Variation margin receivable on centrally cleared swaps 577
Cash 352
Other assets 5,519
Total assets 10,988,385
Liabilities
Obligation to return securities lending collateral 127,620
Payable for shares redeemed 107,210
Investment management fees payable 5,980
Payable for investment securities purchased 5,848
Unrealized loss on bilateral swaps 2,377
Unrealized loss on forward currency exchange contracts 1,405
Variation margin payable on futures contracts 139
Payable to directors 8
Other liabilities 2,820
Total liabilities 253,407
NET ASSETS $ 10,734,978

T. ROWE PRICE Real Assets Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 2,917,622
Paid-in capital applicable to 611,627,470 shares of $0.0001
par value capital stock outstanding; 2,000,000,000 shares
authorized 7,817,356
NET ASSETS $ 10,734,978
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $93,990; Shares outstanding: 5,317,095) $ 17.68
I Class
(Net assets: $1,411,580; Shares outstanding: 81,084,442) $ 17.41
Z Class
(Net assets: $9,229,408; Shares outstanding:
525,225,933) $ 17.57

T. ROWE PRICE Real Assets Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $7,731) $ 280,822
Other, non cash 17,405
.
  Interest 1,628
Securities lending 1,057
Other 31
Total income 300,943
Expenses
Investment management 68,285
Shareholder servicing
Investor Class $ 226
I Class 265 491
Prospectus and shareholder reports
Investor Class 8
I Class 8
Z Class 7 23
Custody and accounting 998
Registration 97
Legal and audit 86
Directors 33
Miscellaneous 673
Waived / paid by Price Associates (60,661)
Total expenses 10,025
Net investment income 290,918

T. ROWE PRICE Real Assets Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $2,186) 607,624
Futures (20,256)
Swaps 10,544
Options written (2,814)
Forward currency exchange contracts 15,808
Foreign currency transactions 1,619
Net realized gain 612,525
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $1,165) 1,969,293
Futures (9,045)
Swaps 18,542
Forward currency exchange contracts 22,527
Other assets and liabilities denominated in foreign currencies 500
Change in net unrealized gain / loss 2,001,817
Net realized and unrealized gain / loss 2,614,342
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,905,260

T. ROWE PRICE Real Assets Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 290,918 $ 267,130
Net realized gain 612,525 91,119
Change in net unrealized gain / loss 2,001,817 (201,298)
Increase in net assets from operations 2,905,260 156,951
Distributions to shareholders
Net earnings
Investor Class (2,684) (1,229)
I Class (47,684) (23,411)
Z Class (368,679) (216,167)
Decrease in net assets from distributions (419,047) (240,807)
Capital share transactions
*
Shares sold
Investor Class 16,159 13,905
I Class 144,271 233,859
Z Class 572,874 1,350,112
Distributions reinvested
Investor Class 2,626 1,202
I Class 47,520 23,363
Z Class 368,679 216,167
Shares redeemed
Investor Class (25,074) (75,462)
I Class (340,558) (145,083)
Z Class (2,459,180) (1,262,527)
Increase (decrease) in net assets from capital
share transactions (1,672,683) 355,536

T. ROWE PRICE Real Assets Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 813,530 271,680
Beginning of period 9,921,448 9,649,768
End of period $ 10,734,978 $ 9,921,448
*Share information (000s)
Shares sold
Investor Class 1,012 956
I Class 9,329 16,311
Z Class 36,942 95,455
Distributions reinvested
Investor Class 149 81
I Class 2,744 1,600
Z Class 21,104 14,695
Shares redeemed
Investor Class (1,593) (5,273)
I Class (21,217) (9,872)
Z Class (147,665) (86,437)
Increase (decrease) in shares outstanding (99,195) 27,516

T. ROWE PRICE Real Assets Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Real Assets Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Real Assets Fund,
Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-term growth of capital. The fund has three classes of shares: the Real Assets Fund, Inc.
(Investor Class), the Real Assets Fund–I Class (I Class) and the Real Assets
Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a

T. ROWE PRICE Real Assets Fund

return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the
classes
based upon the relative
daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
December 31, 2025, the fund realized $15,024,000 of net gain on $32,310,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as

T. ROWE PRICE Real Assets Fund

may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Real Assets Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Real Assets Fund

Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Real Assets Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at December 31, 2025, totaled $37,412,000 for the
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 5,544,692 $ 4,669,428 $ 4,573 $ 10,218,693
Convertible Preferred Stocks — — 217,383 217,383
Equity Funds 168,088 — — 168,088
Preferred Stocks — — 9,488 9,488
Short-Term Investments 81,382 50,163 — 131,545
Securities Lending Collateral 127,620 — — 127,620
Total Securities 5,921,782 4,719,591 231,444 10,872,817
Swaps* — 8,019 — 8,019
Forward Currency Exchange
Contracts — 8,003 — 8,003
Futures Contracts* 251 — — 251
Total $ 5,922,033 $ 4,735,613 $ 231,444 $ 10,889,090
Liabilities
Swaps* $ — $ 3,649 $ — $ 3,649
Forward Currency Exchange
Contracts — 1,405 — 1,405
Futures Contracts* 613 — — 613
Total $ 613 $ 5,054 $ — $ 5,667
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

year ended December 31, 2025. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/25
Investment
in Securities
Common
Stocks $ 3,137 $ 1,562 $ 5,059 $ (4,465) $ — $ (720) $ 4,573
Convertible
Preferred
Stocks 173,665 35,838 7,160 — 720 — 217,383
Preferred
Stocks 162 12 9,314 — — — 9,488
Total $ 176,964 $ 37,412 $ 21,533 $ (4,465) $ 720 $ (720) $ 231,444

T. ROWE PRICE Real Assets Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Inflation derivatives Centrally Cleared Swaps $ 1,364
Foreign exchange derivatives Forwards 8,003
Equity derivatives Bilateral Swaps, Futures 6,906
*
Total $ 16,273
*
Liabilities
Inflation derivatives Centrally Cleared Swaps $ 1,272
Foreign exchange derivatives Forwards 1,405
Equity derivatives Bilateral Swaps, Futures 2,990
Total $ 5,667
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Real Assets Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures
Forward
Currency
Exchange
Contracts Swaps Total
Realized
Gain (Loss)
Interest rate
derivatives $ — $ — $ (2,097) $ — $ — $ (2,097)
Foreign
exchange
derivatives 515 — — 15,808 — 16,323
Equity
derivatives (25,649) (2,814) (18,159) — 10,544 (36,078)
Total $ (25,134) $ (2,814) $ (20,256) $ 15,808 $ 10,544 $ (21,852)
Change in
Unrealized
Gain (Loss)
Inflation
derivatives $ — $ — $ — $ — $ 92 $ 92
Interest rate
derivatives — — (4,028) — — (4,028)
Foreign
exchange
derivatives (5,567) — — 22,527 — 16,960
Equity
derivatives (1,405) — (5,017) — 18,450 12,028
Total $ (6,972) $ — $ (9,045) $ 22,527 $ 18,542 $ 25,052
^ Options purchased are reported as securities.

T. ROWE PRICE Real Assets Fund

Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.

T. ROWE PRICE Real Assets Fund

Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $1,438,000 had been pledged or posted by the fund to counterparties for bilateral derivatives. As of December 31, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $6,506,000 cash and securities valued at $9,765,000. As of December 31, 2025, securities valued at $30,177,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is

T. ROWE PRICE Real Assets Fund

closed, a realized gain or loss is recorded on the accompanying Statement of
Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended December 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 7% and 11% of net assets.
Futures Contracts  The fund is subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risks. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 1% and
6% of net assets.
Options   The fund is subject to foreign currency exchange rate risk and equity price risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or a part of a target market;

T. ROWE PRICE Real Assets Fund

to enhance income; as a cash management tool; or to adjust credit exposure.
The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-
traded options). Options are included in net assets at fair value, options purchased are included in Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and
Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, currency options give the holder the right, but not the obligation, to buy and sell currency at a specified exchange rate; although certain currency options may be settled by exchanging only the net gain or loss on the contract. In return for a premium paid, call and put index options give the holder the right, but not the obligation, to receive cash equal to the difference between the value of the reference index on the exercise date and the exercise price of the option. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty;
possible failure of counterparties to meet the terms of the agreements;
movements in the underlying asset values and currency values; and, for options written, the potential for losses to exceed any premium received by the fund.
During the year ended December 31, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and
12% of net assets.
Swaps  The fund is subject to inflation risk and equity price risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment

T. ROWE PRICE Real Assets Fund

date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Zero-coupon inflation swaps are agreements to exchange cash flows, on the contract’s maturity date, based on the difference between a predetermined fixed rate and the cumulative change in the consumer price index, both applied to a notional principal amount for a specified period of time. Risks related to the use of zero-coupon inflation swaps include the potential for unanticipated movements in inflation rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended December 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and
7% of net assets.

T. ROWE PRICE Real Assets Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities

T. ROWE PRICE Real Assets Fund

and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $381,504,000; the aggregate value of collateral was
$398,922,000 and consisted of cash collateral and related investments of
$127,620,000 and U.S. government securities of $271,302,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $5,105,621,000 and
$6,765,687,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions, the character of net currency gains or losses, the character of income on swaps and the character of income on passive foreign investment companies.

T. ROWE PRICE Real Assets Fund

The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the realization of gains/losses on passive foreign investment companies and certain open derivative contracts and differences in treatment of corporate actions. The loss carryforwards and deferrals primarily relate to straddle deferrals. During the year ended December 31, 2025, the fund
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 419,047 $ 240,807
($000s)
Cost of investments $ 8,144,029
Unrealized appreciation $ 3,265,626
Unrealized depreciation (538,148)
Net unrealized appreciation (depreciation) $ 2,727,478
($000s)
Undistributed ordinary income $ 69,213
Undistributed long-term capital gain 114,356
Net unrealized appreciation (depreciation) 2,727,478
Loss carryforwards and deferrals (422)
Other temporary differences 6,997
Total distributable earnings (loss) $ 2,917,622

T. ROWE PRICE Real Assets Fund

utilized $350,160,000 of capital loss carryforwards. Other temporary differences relate primarily to deferral of REIT income and differences in treatment of corporate actions.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund.
The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%.

T. ROWE PRICE Real Assets Fund

The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s
Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may

T. ROWE PRICE Real Assets Fund

only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund and remain subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2025, expenses incurred pursuant to these service agreements were $127,000 for Price Associates; $211,000 for T. Rowe Price Services, Inc.; and $2,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 02/28/27 02/28/27 N/A
(Waived)/repaid during the period ($000s) $— $— $(60,661)

T. ROWE PRICE Real Assets Fund

savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was charged $201,000 for shareholder servicing costs related to the college savings plans, of which $36,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2025, approximately 40% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2025, approximately 39% of the
I Class's and 100% of the Z Class's outstanding shares were held by Price
Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.

T. ROWE PRICE Real Assets Fund

NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Real Assets Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price
Real Assets Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Real Assets Fund, Inc. (the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Real Assets Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 20, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Real Assets Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $14,228,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $171,124,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $50,934,000 of the fund's income qualifies for the dividends-received deduction.
For individuals and certain trusts and estates which are entitled to claim a deduction of up to 20% of their combined qualified real estate investment trust
(REIT) dividends, $86,587,000 of the fund's income qualifies as qualified real estate investment trust (REIT) dividends.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F176-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Real Assets Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 20, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 20, 2026